Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation - USD ($)	Jul. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase price allocation:
Goodwill		$ 6,699,620	$ 7,089,780	$ 16,974,437
Champion Connection [Member]
Purchase price allocation:
Property and equipment, net	$ 199,803
Total assets acquired	199,803
Goodwill	6,544,150
Cash consideration	4,044,980
Total purchase price	6,743,953
Champion Connection [Member] | CFO GB [Member]
Purchase price allocation:
The fair value of shares	1,760,861
Champion Connection [Member] | CFO MF [Member]
Purchase price allocation:
The fair value of shares	804,142
Contingent consideration of 5% shares of CFO MF	$ 133,970